Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Agreement shares	Dec. 31, 2019 USD ($)	Sep. 29, 2017 USD ($)	Aug. 04, 2017 CNY (¥)	Aug. 04, 2017 USD ($)
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged	100.00%	100.00%
Haitong
Commitments And Contingencies [Line Items]
Number of pledged shares mortgaged | shares	9,589,566
Puxin Education
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged	100.00%	100.00%
Number of other loan agreements | Agreement	4
Puxin Education | Taiyuan Puxin Arts, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song as Joint Guarantors
Commitments And Contingencies [Line Items]
Debt instrument principle amount | ¥	¥ 384,100
Puxin Education | Taiyuan Puxin Arts, Shanghai GEDU and Mr. Yunlong Sha as Joint Guarantors
Commitments And Contingencies [Line Items]
Debt instrument principle amount | ¥	162,938
Puxin Education | SPD Bank
Commitments And Contingencies [Line Items]
Debt instrument principle amount | ¥	408,600
Deposits amount	¥ 348,090	$ 50,000
Puxin Education | Dalian Pude | Haitong
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged				100.00%	100.00%
Puxin Education | Guizhou Puxintian
Commitments And Contingencies [Line Items]
Percentage of equity interests pledged				100.00%	100.00%
Long bright Limited | Haitong
Commitments And Contingencies [Line Items]
Equity interests mortgaged				18.00%	18.00%
Long bright Limited | CICC ALPHA
Commitments And Contingencies [Line Items]
Equity interests mortgaged			8.30%
Mr. Yunlong Sha | CICC ALPHA
Commitments And Contingencies [Line Items]
Equity interests mortgaged			4.15%
Convertible Debt | Haitong
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $					$ 25,000
Convertible Debt | CICC ALPHA
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $			$ 23,000
Promissory Note
Commitments And Contingencies [Line Items]
Debt instrument principle amount				¥ 168,180	25,000
Promissory Note | Haitong
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $					$ 25,000